Goodwill and Other Intangible Assets (Details) (USD $)	12 Months Ended							12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Banking Activities	Dec. 31, 2011 Banking Activities	Dec. 31, 2010 Banking Activities	Dec. 31, 2009 Banking Activities	Dec. 31, 2012 Insurance Activities	Dec. 31, 2011 Insurance Activities	Dec. 31, 2009 Insurance Activities	Dec. 31, 2011 Consulting Activities	Dec. 31, 2010 Consulting Activities	Dec. 31, 2012 Consulting Activities
Changes in the carrying amount of goodwill
Balance as of the beginning period	$ 23,982,454	$ 23,300,621	$ 23,183,101	$ 10,005,131	$ 10,005,131	$ 10,005,131	$ 10,005,131	$ 9,721,636	$ 10,268,266	$ 10,268,266	$ 3,027,224	$ 2,909,704	$ 4,255,687
Transfer of Goodwill									(1,133,075)		1,133,075
Goodwill acquired	1,480,221	681,833	117,520					1,480,221	586,445		95,388	117,520
Balance as of the end period	$ 25,462,675	$ 23,982,454	$ 23,300,621	$ 10,005,131	$ 10,005,131	$ 10,005,131	$ 10,005,131	$ 11,201,857	$ 9,721,636	$ 10,268,266	$ 4,255,687	$ 3,027,224	$ 4,255,687